UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3632

                             Scudder Tax Free Trust
                             ----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of August 31, 2005  (Unaudited)
--------------------------------------------------------------------------------------------------------


Scudder Intermediate Tax/AMT Free Fund


                                                                            Principal
                                                                            Amount ($)        Value ($)


--------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes 101.2%
--------------------------------------------------------------------------------------------------------

Alabama 0.8%
Birmingham, AL, Special Care Facilities Financing Authority Revenue,
    Methodist Home for Aging, 5.0%, 3/1/2014, Colonial Bank (a)                 3,560,000     3,728,957
Lauderdale & Florence Counties, AL, Public Hospital Board Revenue, ETM,
    7.0%, 7/1/2007                                                                 75,000        78,571
Montgomery, AL, Industrial Development Board, Pollution Control & Solid
    Waste Disposal, General Electric Co. Project, 2.33% *, 5/1/2021             2,700,000     2,700,000
West Jefferson, AL, Amusement & Public Park Authority, Visionland Alabama
    Project, Prerefunded, 7.5%, 12/1/2008                                         505,000       524,574
                                                                                          --------------
                                                                                              7,032,102

Alaska 1.8%
Anchorage, AK, General Obligation:
    Series A, 5.5%, 6/1/2017 (b)                                                3,035,000     3,419,868
    Series B, Prerefunded, 5.875%, 12/1/2014 (b)                                  365,000       411,859
North Slope Borough, AK, Other General Obligation, Series A, Zero Coupon,
    6/30/2006 (b)                                                              11,150,000    10,890,986
                                                                                          --------------
                                                                                             14,722,713

American Samoa 0.1%
Territory of American Samoa, General Obligation, 5.75%, 9/1/2005 (b)              495,000       495,000

Arizona 3.0%
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%,
    9/1/2011 (b)                                                                  215,000       222,069
Arizona, School District General Obligation, School Facilities Board
    Revenue:
    Series B, 5.25%, 9/1/2017 (b)                                               2,500,000     2,811,900
    5.5%, 7/1/2014                                                              4,000,000     4,471,160
Arizona, School Facilities Board Revenue, State School Trust, Series A,
    5.75%, 7/1/2015 (b)                                                         3,500,000     4,060,560
Maricopa County, AZ, Industrial Development Authority, Hospital Facility
    Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019 (b)      3,590,000     4,261,186
Maricopa County, AZ, School District General Obligation, Unified School
    District No.41, Gilbert School, Zero Coupon, 7/1/2006 (b)                   7,605,000     7,429,553
Yuma, AZ, Industrial Development Authority, Multi-Family Mortgage Regency
    Apartments, Series A, 5.4%, 12/20/2017                                      1,290,000     1,294,412
                                                                                          --------------
                                                                                             24,550,840

Arkansas 0.0%
Drew County, AR, Public Facilities Board, Single Family Mortgage, Series
    A-2, 7.9%, 8/1/2011                                                            37,227        37,707
Fayetteville, AR, Public Facilities Board, Single Family Mortgage, 7.25%,
    4/1/2011                                                                       10,000        10,039
Jefferson County, AR, Health Care Facilities, 1978 Conventional Series,
    ETM, 7.4%, 12/1/2010 (b)                                                      110,000       123,366
Stuttgart, AR, Public Facilities Board, Single Family Mortgage, Series B,
    7.75%, 9/1/2011                                                                27,719        27,729
                                                                                          --------------
                                                                                                198,841

California 15.6%
California, Department of Water Resources Power Supply Revenue, Series A,
    5.5%, 5/1/2015 (b)                                                         10,000,000    11,281,100
California, Electric Revenue, Central Valley Financing Authority,
    Cogeneration Project, Carson Ice-General Project, 6.0%, 7/1/2009               20,000        20,698
California, Electric Revenue, Department of Water Resources and Power
    Supply, Series A, 5.875%, 5/1/2016                                          7,000,000     7,931,140
California, General Obligation, Economic Recovery, Series A, 5.25%,
    7/1/2014 (b)                                                               10,000,000    11,291,000
California, Infrastructure & Economic Development Bank Revenue, Clean
    Water, State Revolving Fund, 5.0%, 10/1/2017                                6,735,000     7,339,062
California, Infrastructure & Economic Development Bank Revenue, Workers
    Compensation Relief Fund, Series A, 5.0%, 10/1/2015 (b)                     7,000,000     7,714,350
California, State General Obligation:
    5.0%, 2/1/2012                                                                625,000       656,556
    5.0%, 2/1/2013                                                                550,000       595,716
    5.0%, 10/1/2016                                                             3,000,000     3,224,520
    5.25%, 2/1/2007                                                               275,000       283,698
    5.25%, 2/1/2018                                                             5,000,000     5,470,400
    5.5%, 10/1/2005                                                               100,000       100,220
    6.0%, 4/1/2018                                                              1,700,000     2,030,735
    6.3%, 9/1/2011                                                                250,000       288,978
    6.75%, 3/1/2007                                                               500,000       527,470
    6.75%, 8/1/2011                                                               200,000       235,628
    7.2%, 5/1/2008                                                                 50,000        55,184
California, Water & Sewer Revenue, Series Y, 5.25%, 12/1/2016 (b)               3,000,000     3,349,200
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%,
    9/1/2011                                                                      105,000       116,428
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency, Series
    A, ETM, 7.05%, 1/1/2009                                                     7,275,000     8,218,640
Fresno, CA, Multi-Family Housing Revenue, Woodlands Apartments Project,
    Series A, 6.65%, 5/20/2008                                                    220,000       227,245
Los Angeles County, CA, Public Works Financing Authority Lease Revenue,
    Master Refunding Project, Series A, 5.0%, 12/1/2025 (b)                     3,200,000     3,443,008
Los Angeles, CA, Community Redevelopment Agency, Angelus Plaza Project,
    Series A, 7.4%, 6/15/2010                                                   1,675,000     1,751,397
Los Angeles, CA, General Obligation:
    Series B, 5.0%, 9/1/2019 (b)                                                7,450,000     8,191,275
    Series A, 5.0%, 9/1/2019 (b)                                                6,340,000     6,970,830
    Series A, 5.0%, 9/1/2020 (b)                                                5,915,000     6,482,899
Los Angeles, CA, School District General Obligation, 5.5%, 7/1/2015 (b)         4,000,000     4,546,680
Los Angeles, CA, Unified School District, Series A-2, 5.0%, 7/1/2019 (b)       10,000,000    10,980,800
San Bernardino, CA, State General Obligation, City Unified School District,
    5.0%, 8/1/2016 (b)                                                          2,615,000     2,876,317
San Diego County, CA, Certificates of Participation, Edgemoor Project &
    Regional System, 5.0%, 2/1/2017 (b)                                         2,335,000     2,552,108
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation
    Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012
    (b)                                                                           825,000       658,375
San Mateo, CA, State General Obligation, Union High School District, 5.0%,
    9/1/2016 (b)                                                                2,150,000     2,370,095
South Orange County, CA, Public Finance Authority, Special Tax Revenue,
    Foothill Area, Series A, 5.25%, 8/15/2016 (b)                               6,260,000     6,971,136
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015                   35,000        36,545
                                                                                          --------------
                                                                                            128,789,433

Colorado 1.7%
Aurora, CO, Centretech Metropolitan District, Series C, 4.875%, 12/1/2028,
    BNP Paribas (a)                                                             1,280,000     1,325,594
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010               20,000        20,270
Boulder County, CO, Community Hospital Project Revenue, ETM, 7.0%, 7/1/2009       115,000       124,241
Colorado, Health Facilities Authority Revenue, Weld County General Hospital
    Project, ETM, 9.375%, 7/1/2009                                                100,000       113,382
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series
    C-3, 5.7%, 10/1/2021                                                          535,000       535,540
Colorado, Housing Finance Authority, Single Family Program:
    Series A, 4.75%, 11/1/2005                                                      5,000         5,012
    Series A-3, 6.5%, 5/1/2016                                                    135,000       135,798
    Series B-3, 6.55%, 5/1/2025                                                   154,000       155,000
Colorado, Transportation/Tolls Revenue, Regional Transportation District
    Sales Tax, Series B, 5.5%, 11/1/2016 (b)                                    5,000,000     5,663,300
Denver City & County, CO, Single Family Mortgage Revenue Home, Metro Mayors
    Caucus, Series C, 5.0%, 11/1/2015                                              15,000        15,043
Interlocken Metropolitan District, CO, General Obligation, Series A, 5.75%,
    12/15/2019 (b)                                                              2,200,000     2,395,558
Jefferson County, CO, General Obligation, School District No. R-001, 5.0%,
    12/15/2016 (b)                                                              3,000,000     3,302,820
                                                                                          --------------
                                                                                             13,791,558

Connecticut 0.8%
Connecticut, Hospital & Healthcare Revenue, Windham Community Memorial
    Hospital, Series C, 5.75%, 7/1/2011                                         2,000,000     2,023,660
Connecticut, State General Obligation, Series A, 5.375%, 4/15/2016              4,000,000     4,475,560
                                                                                          --------------
                                                                                              6,499,220

Delaware 0.0%
Delaware, Economic Development Authority, Peninsula United, Series A, 6.0%,
    5/1/2009                                                                       35,000        36,530
Wilmington, DE, Park Authority, Seris B, ETM, 7.15%, 8/1/2006                      50,000        50,089
                                                                                          --------------
                                                                                                 86,619

District of Columbia 0.5%
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%,
    10/1/2013 (b)                                                               3,630,000     4,260,640

Florida 1.0%
Alachua County, FL, Health Facilities Authority Revenue, Shands Teaching
    Hospital, Series A, 2.34% *, 12/1/2012, SunTrust Bank (a)                     200,000       200,000
Broward County, FL, Water & Sewer Utility Revenue, Prerefunded, 6.875%,
    9/1/2008                                                                      135,000       138,772
Dade County, FL, Aviation Revenue, Series E, 5.4%, 10/1/2007 (b)                   50,000        51,092
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist
    Hospital of Miami Project, Series A, 5.75%, 5/1/2021 (b)                    4,500,000     5,180,535
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM, 6.75%,
    11/15/2007                                                                    310,000       331,663
Gainesville, FL, Utilities Systems Revenue, ETM, 6.3%, 10/1/2006                   50,000        50,166
Hillsborough County, FL, Aviation Authority Revenue, Tampa International
    Airport, Series B, 5.125%, 10/1/2017 (b)                                    1,250,000     1,288,887
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Series A,
    2.34% *, 8/15/2033, Bank of America NA (a)                                    150,000       150,000
Orange County, FL, Health Facilities Authority Revenue, Advanced Health
    Systems, ETM, 8.75%, 10/1/2009                                                665,000       737,558
St. John's County, FL, Industrial Development Authority Revenue, Series A,
    5.5%, 3/1/2017 (b)                                                            185,000       197,154
                                                                                          --------------
                                                                                              8,325,827

Georgia 4.0%
Athens, GA, Water & Sewer Revenue, ETM, 6.2%, 7/1/2008                            425,000       455,953
Burke County, GA, Development Authority Pollution Control Revenue,
    Oglethorpe Power Corp., 2.35% *, 1/1/2020 (b)                               2,200,000     2,200,000
Columbus, GA, Housing Authority Revenue, Columbus State University
    Foundation, Series B, 2.49% *, 11/1/2017, SunTrust Bank (a)                 3,950,000     3,950,000
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (b)                        1,000,000     1,113,890
Fayette County, GA, Development Authority Educational Facilities Revenue,
    Catholic School Properties, Inc., Project, 2.49% *, 4/1/2024, Wachovia
    Bank (a)                                                                    3,500,000     3,500,000
Forsyth County, GA, School District General Obligation, 6.0%, 2/1/2014          1,000,000     1,133,960
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates,
    5.25%, 1/1/2016 (b)                                                         8,500,000     9,440,185
Georgia, State General Obligation, 6.75%, 9/1/2010                              5,370,000     6,245,739
Gwinnett County, GA, Multi-Family Housing Authority, Singleton-Oxford
    Association, Series A, 5.5%, 4/1/2026                                         910,000       920,547
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation
    Certificates, Medical Center of Central Georgia, 2.49% *, 8/1/2018,
    SunTrust Bank (a)                                                           2,385,000     2,385,000
Savannah, GA, Economic Development Authority Revenue, College of Art &
    Design:
    6.2%, 10/1/2009                                                             1,070,000     1,140,438
    Prerefunded, 6.5%, 10/1/2013                                                  800,000       904,272
                                                                                          --------------
                                                                                             33,389,984

Hawaii 1.3%
Hawaii, Housing & Community Development, Multi-Family Revenue, Sunset
    Villas:
    5.7%, 7/20/2031                                                             1,090,000     1,156,065
    5.75%, 1/20/2036                                                            2,395,000     2,544,711
Hawaii, State General Obligation, Series CI, 4.75%, 11/1/2008                   7,050,000     7,404,968
                                                                                          --------------
                                                                                             11,105,744

Illinois 7.7%
Belleville St. Clair County, IL, Single Family Mortgage Revenue, ETM,
    7.25%, 11/1/2009                                                               60,000        65,534
Chicago, IL, Core City General Obligation, Capital Appreciation Project,
    Series A, Step-Up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016 (b)              1,100,000       948,915
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014
    (b)                                                                        11,570,000     8,344,863
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (b)                  5,000,000     3,992,350
Des Plaines, IL, Hospital Facility, Holy Family Hospital:
    ETM, 7.0%, 1/1/2007                                                            65,000        66,971
    ETM, 7.0%, 1/1/2007 (b)                                                        55,000        56,668
    ETM, 7.0%, 1/1/2007 (b)                                                        75,000        77,275
Du Page County, IL, Special Services Area No.11, 6.75%, 1/1/2014                  810,000       927,547
Du Page County, IL, Special Services Area No.26, Bruce Lake Subdivision,
    General Obligation:
    5.0%, 1/1/2013                                                                 65,000        67,660
    5.15%, 1/1/2014                                                                65,000        67,924
    5.25%, 1/1/2006                                                                45,000        45,253
    5.25%, 1/1/2007                                                                45,000        45,988
    5.25%, 1/1/2008                                                                50,000        51,743
    5.25%, 1/1/2009                                                                50,000        52,223
    5.25%, 1/1/2010                                                                55,000        58,144
    5.25%, 1/1/2016                                                               150,000       156,425
    5.375%, 1/1/2011                                                               60,000        64,057
    5.5%, 1/1/2012                                                                 35,000        37,656
    5.5%, 1/1/2019                                                                255,000       266,541
    5.75%, 1/1/2022                                                               300,000       310,335
Fairfield, IL, Economic Development Authority, Wayne County Center Project,
    6.0%, 12/15/2005                                                               80,000        80,376
Granite City, IL, Hospital Facilities Revenue, ETM, 7.0%, 1/1/2008                 95,000        99,586
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue,
    Zero Coupon, 5/15/2006                                                      8,500,000     8,263,445
Illinois, Development Finance Authority, Debt Restructure East Saint Louis,
    6.875%, 11/15/2005                                                            145,000       146,088
Illinois, Development Finance Authority, Section 8, Series A, 5.2%,
    7/1/2008 (b)                                                                   35,000        35,715
Illinois, Educational Facilities Authority Revenues, Augustana College:
    4.6%, 10/1/2008                                                               135,000       139,154
    Prerefunded, 5.0%, 10/1/2013                                                  280,000       294,720
Illinois, Health Facilities Authority, Michael Reese Hospital & Medical
    Center, ETM, 6.75%, 12/1/2008                                                 185,000       196,461
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%,
    11/15/2008                                                                    310,000       315,434
Illinois, Housing Development Authority, Multi-Family Program, Series 3,
    6.05%, 9/1/2010                                                               185,000       185,279
Illinois, State General Obligation:
    Series First, Prerefunded, 5.75%, 6/1/2011 (b)                              3,000,000     3,335,580
    Series First, Prerefunded, 6.0%, 1/1/2012 (b)                               3,305,000     3,681,473
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority,
    Series A, 5.5%, 1/1/2013 (b)                                                2,200,000     2,486,110
Palatine, IL, Tax Increment Revenue, Dundee Road Development Project, Tax
    Allocation, 5.0%, 1/1/2015 (b) 9,030,000 9,387,136 Rockford-Concord Commons,
IL, Housing Facility, Concord Commons Project:
    Series A, 5.55%, 11/1/2006                                                     85,000        86,052
    Series A, 6.15%, 11/1/2022                                                  1,385,000     1,430,982
Rosemont, IL, Core City General Obligation:
    Series A, Zero Coupon, 12/1/2013 (b)                                        3,865,000     2,818,783
    Series A, Zero Coupon, 12/1/2014 (b)                                        4,000,000     2,783,640
Silvas, IL, Mortgage Revenue:
    Series A, 4.9%, 8/1/2011                                                      875,000       933,231
    Series A, 5.2%, 8/1/2017                                                    1,285,000     1,363,218
University of Illinois, Higher Education Revenue, AuxiIiary Facilities
    System:
    Series A, 5.5%, 4/1/2015 (b)                                                3,860,000     4,427,922
    Series A, 5.5%, 4/1/2016 (b)                                                3,580,000     4,128,098
Woodridge, IL, Multi-Family Revenue, Hawthorn Ridge Housing, Series A,
    5.65%, 12/20/2032                                                           1,510,000     1,567,199
                                                                                          --------------
                                                                                             63,889,754

Indiana 1.9%
Indiana, Health Facility Authority Revenue, Memorial Hospital, 5.125%,
    2/15/2017                                                                   1,250,000     1,302,187
Indiana, Toll Finance Authority, Toll Road Revenue, 5.0%, 7/1/2014              2,000,000     2,002,020
Indianapolis, IN, City Core General Obligation, Local Improvements, Series
    B, 6.0%, 1/10/2013                                                          3,000,000     3,387,390
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D,
    6.75%, 2/1/2014                                                             8,000,000     9,502,080
                                                                                          --------------
                                                                                             16,193,677

Iowa 0.2%
Iowa, Hospital & Healthcare Revenue, Finance Authority, 6.5%, 2/15/2007         2,000,000     2,084,520

Kansas 0.4%
Johnson County, KS, School District General Obligation, Unified School
    District No.231, Series A, 5.25%, 10/1/2014 (b)                             2,220,000     2,515,371
McPherson, KS, Electric Utility Revenue, Prerefunded, ETM, 5.9%, 3/1/2007         800,000       829,744
                                                                                          --------------
                                                                                              3,345,115

Kentucky 0.3%
Kentucky, State Revenue Lease, State Property and Buildings Commission
    Revenue, Project No.68, Prerefunded, 5.75%, 10/1/2012                       2,000,000     2,238,940
Kentucky, Turnpike Authority, Recovery Road Revenue:
    ETM, 6.125%, 7/1/2007                                                         202,000       209,511
    ETM, 6.625%, 7/1/2008                                                         115,000       121,901
                                                                                          --------------
                                                                                              2,570,352

Louisiana 1.4%
Iberia, LA, Single Family Mortgage Revenue, 7.375%, 1/1/2011                       35,000        35,383
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority,
    Series A, 7.95%, 12/1/2013 (b)                                              2,815,000     3,663,357
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane
    University Medical Center, ETM, 7.875%, 7/1/2009                              210,000       230,834
New Orleans, LA, Home Mortgage Authority, Special Obligation, ETM, 6.25%,
    1/15/2011                                                                   3,679,000     4,161,942
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement
    Project, 5.95%, 11/1/2014 (b)                                               1,365,000     1,414,959
Tensas Parish County, LA, General Obligation, Prerefunded, 7.0%, 9/1/2018       1,690,000     1,822,851
                                                                                          --------------
                                                                                             11,329,326

Maryland 0.1%
Baltimore County, MD, Mortgage Revenue, Three Garden Village Project,
    Series A, 4.8%, 1/1/2013                                                      450,000       469,044

Massachusetts 0.9%
Boston, MA, Deutsche Altenheim, Series A, 5.95%, 10/1/2018                        485,000       533,485
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.75%,
    7/1/2015                                                                       85,000        94,169
Massachusetts, Bay Transportation Authority, Mass Revenue, Prerefunded,
    Series A, 5.75%, 7/1/2015                                                     915,000     1,021,927
Massachusetts, Development Finance Agency, Human Services Provider, Seven
    Hills Foundation & Affiliates, 4.85%, 9/1/2013 (b)                            310,000       321,647
Massachusetts, Health & Educational Authority, Beth Israel Hospital, ETM,
    5.75%, 7/1/2006                                                                 5,000         5,098
Massachusetts, Industrial Finance Agency, Higher Education, Hampshire
    College Project, Prerefunded, 5.8%, 10/1/2017                               1,655,000     1,773,200
Massachusetts, State General Obligation:
    Series D, 5.5%, 11/1/2015 (b)                                               1,000,000     1,149,670
    Series C, Prerefunded, 5.75%, 10/1/2015                                       250,000       280,493
Massachusetts, Water & Sewer Revenue, Pollution Control Revenue, Water
    Pollution Abatement Trust, Series A, 6.2%, 2/1/2010                            10,000        10,127
Somerville, MA, Multi-Family Housing Revenue, Clarendon Project, 4.6%,
    11/20/2015                                                                  2,630,000     2,690,306
                                                                                          --------------
                                                                                              7,880,122

Michigan 5.1%
Battle Creek, MI, Economic Development, Kellogg Company Project, 5.125%,
    2/1/2009                                                                      170,000       171,902
Brighton, MI, School District General Obligation, Series II, Zero Coupon,
    5/1/2016 (b)                                                                5,000,000     3,256,700
Detroit, MI, Core City General Obligation:
    Series B, 5.875%, 4/1/2013 (b)                                              2,410,000     2,689,150
    Series B, 5.875%, 4/1/2014 (b)                                              2,555,000     2,850,946
Detroit, MI, State General Obligation, Series A-1, 5.375%, 4/1/2016 (b)         2,000,000     2,211,320
Hartland, MI, School District General Obligation, 5.375%, 5/1/2014              3,295,000     3,614,351
Michigan, Higher Education Facility Authority Revenue, Thomas  M. Colley
    Law School, 5.35%, 5/1/2015, First of America Bank (a)                      1,200,000     1,251,564
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority,
    Gratiot Community Hospital, 6.1%, 10/1/2007                                   190,000       197,091
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Mercy
    Mt. Clemens, Series A, 6.0%, 5/15/2014 (b) 3,000,000 3,298,470 Michigan,
Sales & Special Tax Revenue, State Trunk Line, Series A, 5.5%,
    11/1/2014 (b)                                                               3,000,000     3,346,800
Michigan, State Agency Revenue Lease, Municipal Bond Authority, Series A,
    Zero Coupon, 6/15/2006 (b)                                                  4,750,000     4,646,783
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%,
    10/1/2016                                                                   6,670,000     7,432,915
Petoskey, MI, Hospital Finance Authority, ETM, 6.7%, 3/1/2007                     205,000       211,492
Romulus Township, MI, School District, Series II, Prerefunded, Zero Coupon,
    5/1/2022 (b)                                                               12,400,000     4,324,252
Saginaw, MI, Hospital Finance Authority, Saint Luke Hospital, ETM, 7.5%,
    11/1/2010                                                                     175,000       193,741
Walled Lake, MI, School District General Obligation, 5.75%, 5/1/2013            2,000,000     2,221,380
                                                                                          --------------
                                                                                             41,918,857

Minnesota 0.7%
Minnesota, General Obligation, 5.0%, 8/1/2016                                   3,000,000     3,277,110
Minnesota, White Earth Band of Chippewa Indians Revenue, Series A, 144A,
    7.0%, 12/1/2011 (b)                                                         2,000,000     2,201,320
Rochester, MN, Saint Mary's Hospital, ETM, 5.75%, 10/1/2007                       190,000       195,045
                                                                                          --------------
                                                                                              5,673,475

Mississippi 1.0%
Corinth & Alcorn Counties, MS, Hospital Revenue, Magnolia Regional Health
    Center Project, Series B, 5.125%, 10/1/2010                                   515,000       528,282
Lee County, MS, Hospital Systems Revenue, North Mississippi Medical Center
    Project, ETM, 6.8%, 10/1/2007                                                 215,000       222,994
Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters
    Hospital, Series B, 5.5%, 4/1/2018 (b)                                      1,345,000     1,427,691
Mississippi, Business Financial Corp., Mississippi Retirement Facilities
    Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034                           2,695,000     2,834,816
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015 (b)      2,845,000     3,202,986
                                                                                          --------------
                                                                                              8,216,769

Missouri 1.1%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue,
    Mizpath Assisted Living, Series A, 5.25%, 12/20/2019                          160,000       171,217
Missouri, Development Financial Board, Recreation Facilities Revenue, YMCA,
    Greater St. Louis, Series A, 4.75%, 9/1/2007, Bank of America NA (a)          170,000       175,275
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities
    Authority, Washington University, Series A, 5.5%, 6/15/2016                 3,200,000     3,734,752
Missouri, Hospital & Healthcare Revenue, Lake Of The Ozarks General
    Hospital, 6.0%, 2/15/2006                                                     105,000       106,021
Missouri, Rehabilitation Center Project, Certificate of Participation,
    Series A, 6.0%, 11/1/2015                                                     100,000       100,536
Missouri, Water & Sewer Revenue, State Revenue Revolving Funds Project,
    Series C, 5.375%, 7/1/2015                                                  3,495,000     4,021,941
Springfield, MO, Law Enforcement Communication, Certificate of
    Participation, 5.5%, 6/1/2010                                                  60,000        65,467
St. Louis, MO, Land Clearance Redevelopment Authority, Westminster Place
    Apartments, Series A, 5.95%, 7/1/2022                                         450,000       462,933
                                                                                          --------------
                                                                                              8,838,142

Montana 0.0%
Missoula County, MT, Hospital Revenue, ETM, 7.125%, 6/1/2007 (b)                  127,000       132,867

Nebraska 0.3%
Nebraska, Investment Finance Authority, Multi-Family Housing, Tara Hills
    Villa, 4.875%, 1/1/2008                                                       440,000       453,719
Omaha, NE, School District General Obligation, Series A, 6.5%, 12/1/2013        1,500,000     1,826,190
                                                                                          --------------
                                                                                              2,279,909

Nevada 0.9%
Clark County, NV, School District General Obligation, Building and
    Renovation, Series B, 6.5%, 6/15/2007 (b)                                   7,000,000     7,424,340
Nevada, Housing Division, Single Family Mortgage:
    Series B-1, 4.95%, 4/1/2012                                                   160,000       163,166
    Series C-1, 5.45%, 4/1/2010                                                    70,000        70,737
Nevada, Housing Division, Single Family Program, Series B-1, 6.2%,
    10/1/2015                                                                     130,000       131,359
                                                                                          --------------
                                                                                              7,789,602

New Hampshire 0.2%
Manchester, NH, Housing & Redevelopment Revenue Authority:
    4.85%, 1/1/2007                                                               130,000       132,423
    4.9%, 1/1/2008                                                                145,000       149,520
    5.55%, 1/1/2018                                                               185,000       194,517
New Hampshire, Senior Care Revenue, Higher Educational and Health
    Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011           1,145,000     1,165,438
                                                                                          --------------
                                                                                              1,641,898

New Jersey 3.4%
Carlstadt, NJ, Sewer Authority, Sewer Revenue, 5.25%, 1/1/2007                     38,000        38,035
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
    5.0%, 6/15/2013 (b)                                                         5,000,000     5,460,150
    5.375%, 6/15/2014                                                           2,280,000     2,511,124
New Jersey, Economic Development Authority Revenue, School Facilities
    Construction, Series I, 5.25%, 9/1/2024                                     2,000,000     2,262,440
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund,
    Series B, 6.5%, 6/15/2011 (b)                                                 225,000       262,214
New Jersey, State Transit Corp., Certificate of Participation, Federal
    Transit Administration Grants, Series A, 5.0%, 9/15/2016 (b)                7,000,000     7,674,100
New Jersey, State Transport Trust Fund Authority, Transportation System,
    Series A, 5.25%, 12/15/2014 (b)                                             2,790,000     3,142,823
New Jersey, Transportation/Tolls Revenue, Federal Transportation
    Administration Grants:
    Series B, 5.75%, 9/15/2013 (b)                                              2,760,000     3,091,228
    Series B, 6.0%, 9/15/2015 (b)                                                 500,000       565,785
New Jersey, Transportation/Tolls Revenue, State Highway Authority, Garden
    State Parkway, 5.5%, 1/1/2014 (b)                                           2,630,000     3,006,195
Secaucus, NJ, Municipal Utilities Authority, Sewer Revenue, ETM, 6.875%,
    12/1/2008                                                                      35,000        37,015
                                                                                          --------------
                                                                                             28,051,109

New Mexico 0.2%
Bernalillo County, NM, Multi-Family Revenue, Sunchase Apartments, Series A,
    4.6%, 11/1/2025                                                             1,130,000     1,132,780
New Mexico, Mortgage Finance Authority, Single-Family Mortgage Program:
    Series F-3, 5.5%, 7/1/2017                                                     70,000        72,807
    Series F-3, 5.6%, 7/1/2028                                                    160,000       165,553
                                                                                          --------------
                                                                                              1,371,140

New York 10.5%
East Rochester, NY, Housing Authority Revenue, St. Johns Meadow, Series A,
    5.125%, 8/1/2018                                                              600,000       618,960
New York, Dormitory Authority, Lease Revenue, Court Facilities:
    Series A, 5.25%, 5/15/2011                                                  1,240,000     1,353,634
    Series A, 5.75%, 5/15/2014                                                  3,715,000     4,208,018
New York, Dormitory Authority, Lutheran Nursing Home:
    5.125%, 2/1/2018 (b)                                                          870,000       900,885
    6.1%, 8/1/2041 (b)                                                          1,000,000     1,137,110
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018 (b)         450,000       476,851
New York, Higher Education Revenue, University Adult Facilities, Series B,
    5.75%, 5/15/2013 (b)                                                        1,400,000     1,573,320
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%,
    11/15/2014 (b)                                                              5,000,000     5,759,650
New York, Sales & Special Tax Revenue, Thruway Authority, Series A, 5.5%,
    3/15/2015                                                                   3,365,000     3,800,767
New York, State Dormitory Authority Revenues, State University
    Educational Facilities, 5.0%, 5/15/2010                                       300,000       316,136
New York, State General Obligation Lease, Metropolitan Transportation
    Authority, Transit Facilities Revenue, Series O, ETM, 5.75%, 7/1/2007       1,975,000     2,078,510
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B,
    5.0%, 4/1/2019 (b)                                                          2,490,000     2,737,182
New York, Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015        8,000,000     8,761,920
New York, Transportation/Tolls Revenue, Thruway Authority Service Contract,
    Local Highway and Bridge Project, 5.5%, 4/1/2011 (b)                        2,500,000     2,769,150
New York, Triborough Bridge & Tunnel Authority, Convention Center Project,
    Series E, 7.25%, 1/1/2010                                                     270,000       295,888
New York, NY, Core City General Obligation:
    Series B, 5.75%, 8/1/2015                                                   5,000,000     5,651,550
    Series I, 6.25%, 4/15/2006                                                  1,000,000     1,020,920
New York, NY, General Obligation:
    Series I, 5.0%, 8/1/2018                                                    6,000,000     6,448,440
    Series J, 5.25%, 5/15/2015 (b)                                              4,000,000     4,470,240
    Series A, 5.5%, 8/1/2014                                                   10,000,000    11,197,500
    Prerefunded, Series G, ETM, 6.75%, 2/1/2009                                   255,000       286,248
    Series G, 6.75%, 2/1/2009                                                   4,745,000     5,279,097
    Series B, 7.25%, 8/15/2007                                                  2,490,000     2,686,685
    Prerefunded, Series B, ETM, 7.25%, 8/15/2007                                  410,000       444,313
New York, NY, Industrial Development Agency, College of Aeronautics
    Project, 5.2%, 5/1/2009                                                       205,000       213,571
New York, NY, State Agency General Obligation Lease, Tobacco Settlement
    Funding Corp, Series A-1, 5.5%, 6/1/2018                                   10,000,000    11,087,900
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities,
    5.0%, 3/1/2014, Marine Midland Bank (a)                                       600,000       622,158
Onondaga County, NY, Industrial Development Agency Revenue, Civic
    Facilities Revenue, Lemoyne College Project, Series A, 5.0%, 3/1/2007         180,000       184,158
Syracuse, NY, Housing Authority, Lorretto Rest Homes, Series A, 5.0%,
    8/1/2007                                                                      330,000       335,574
                                                                                          --------------
                                                                                             86,716,335

North Carolina 0.8%
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%,
    1/1/2016                                                                    1,000,000     1,081,590
North Carolina, Electric Revenue, Power Agency No.1 Catawba Electric,
    7.25%, 1/1/2007 (b)                                                         5,000,000     5,276,300
North Wilkesboro, NC, Housing Development Corp., Multi-Family Revenue,
    Wilkes Tower, Series A, 6.35%, 10/1/2022                                      200,000       204,254
Wake County, NC, Hospital Revenue, ETM, 6.25%, 1/1/2008                           130,000       134,807
                                                                                          --------------
                                                                                              6,696,951

North Dakota 0.2%
Fargo, ND, Health Systems Revenue, Series A, 5.6%, 6/1/2013 (b)                 1,250,000     1,324,063

Ohio 1.1%
Franklin County, OH, Hospital & Healthcare Revenue, Ohio Presbyterian
    Services:
    5.15%, 7/1/2007                                                             1,000,000     1,025,870
    5.4%, 7/1/2010                                                                750,000       785,445
Jefferson County, OH, General Obligation, 6.625%, 12/1/2005 (b)                    45,000        45,392
Lucas-Palmer Housing Development Corp., OH, Mortgage Revenue, Palmer
    Gardens Section 8, Series A, 5.9%, 7/1/2007 (b)                                60,000        61,272
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A,
    6.625%, 7/1/2022                                                              765,000       766,216
Ohio, Higher Education Revenue, University of Findlay Project, 5.75%,
    9/1/2007                                                                      375,000       383,093
Ohio, Industrial Development Revenue, Building Authority, Adult Correction
    Facilities, Series A, 5.5%, 10/1/2013 (b)                                   1,140,000     1,269,208
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water
    Improvement Project, Series B, 5.5%, 6/1/2015 (b)                           2,280,000     2,637,071
Ohio, Water Development Authority, Pollution Control Facilities Revenue,
    Republic Steel Project, ETM, 6.375%, 6/1/2007                                  35,000        36,326
Sandusky County, OH, Health Care Facilities Revenue, Bethany Place
    Retirement Center Project, 5.15%, 7/1/2009                                     45,000        46,362
Stark County, OH, Health Care Facility, Rose Land, Inc. Project:
    5.3%, 7/20/2018                                                               850,000       903,031
    5.35%, 7/20/2023                                                              940,000       997,086
                                                                                          --------------
                                                                                              8,956,372

Oklahoma 0.3%
Grand River, OK, Dam Authority Revenue, ETM, 6.25%, 11/1/2008                     425,000       436,377
McAlester, OK, Public Works Authority, ETM, 8.25%, 12/1/2005 (b)                   60,000        60,805
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority,
    5.75%, 8/15/2006                                                               55,000        56,295
Oklahoma, Housing Finance Agency, Multi-Family Housing, Northpark &
    Meadowlane Project, 5.1%, 12/1/2007                                           215,000       222,927
Oklahoma, Ordnance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015      1,500,000     1,575,150
                                                                                          --------------
                                                                                              2,351,554

Oregon 1.8%
Cow Creek Bank, OR, Umpqua Tribe of Indians, Series B, 144A, 5.1%, 7/1/2012
    (b)                                                                           730,000       738,519
Multnomah County, OR, School District General Obligation, Series E, 5.625%,
    6/15/2013                                                                   1,645,000     1,848,552
Oregon, Department Transportation Highway, User Tax Revenue, Series A,
    5.25%, 11/15/2015                                                           3,000,000     3,379,770
Oregon, Sales & Special Tax Revenue, Department Administrative Services,
    Lottery Revenue, Series B, 5.75%, 4/1/2013 (b)                              4,000,000     4,391,880
Washington & Clackamas Counties, OR, School District General Obligation,
    5.375%, 6/15/2017 (b)                                                       4,000,000     4,479,480
                                                                                          --------------
                                                                                             14,838,201

Pennsylvania 4.6%
Allegheny County, PA, Residential Finance Authority, Single Family
    Mortgage, Series CIY-2, 5.2%, 5/1/2017                                        115,000       120,503
Allegheny County, PA, Sanitation Authority, Sewer Revenue, 5.375%,
    12/1/2015 (b)                                                               3,370,000     3,763,987
Beaver County, PA, Industrial Development Authority, Health Care Revenue,
    Providence Project, Series C, 4.85%, 5/20/2010                              1,285,000     1,325,953
Berks County, PA, Redevelopment Authority, Multi-Family Revenue, Woodgate
    Associate Project, Series A, 5.15%, 1/1/2019                                1,610,000     1,638,191
Chester County, PA, Health & Education Facility, Immaculate College:
    5.0%, 10/15/2006                                                              265,000       265,151
    5.0%, 10/15/2007                                                              310,000       310,161
    5.1%, 10/15/2008                                                              120,000       120,062
    5.125%, 10/15/2009                                                            230,000       230,099
    5.3%, 10/15/2011                                                              280,000       280,104
Delaware County, PA, County General Obligation, 5.125%, 10/1/2014               4,200,000     4,494,588
Delaware County, PA, Housing Authority, Dunwood Village Project, 6.125%,
    4/1/2020                                                                      100,000       107,300
Erie, PA, Higher Education Building Authority, Gannon University Project,
    Series E, 5.2%, 7/15/2016                                                     800,000       820,848
Erie, PA, Higher Education Building Authority, Mercyhurst College Project:
    5.75%, 3/15/2012                                                              110,000       113,459
    5.85%, 3/15/2017                                                              325,000       333,993
Fayette County, PA, Hospital Authority, Uniontown Hospital, 5.45%,
    6/15/2007 (b)                                                                 340,000       352,968
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012                        70,000        76,126
Mount Lebanon, PA, Hospital Authority, ETM, 7.0%, 7/1/2006                         35,000        35,718
Pennsylvania, Delaware River Joint Toll Bridge Commission Revenue, 5.25%,
    7/1/2013                                                                    1,000,000     1,110,980
Pennsylvania, Delaware River Port Authority, ETM, 6.5%, 1/15/2011                  90,000        98,860
Pennsylvania, Higher Education Revenue, Higher Educational Facilities
    Authority, Ursinus College Project, 5.5%, 1/1/2007                            265,000       273,883
Pennsylvania, Higher Educational Facilities Authority, College & University
    Revenue, University of the Arts, 5.5%, 3/15/2013 (b)                          800,000       855,784
Pennsylvania, Higher Educational Facility Authority, Health Services
    Revenue, Allegheny Delaware Valley Obligation:
    Series A, 5.4%, 11/15/2007 (b)                                                350,000       365,806
    Series C, 5.875%, 11/15/2018 (b)                                            1,450,000     1,523,964
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%,
    11/1/2008                                                                     435,000       441,007
Pennsylvania, Higher Educational Facility, University of the Arts:
    4.85%, 3/15/2006 (b)                                                          200,000       200,282
    5.1%, 3/15/2009 (b)                                                           230,000       230,308
Pennsylvania, Higher Educational Facility, Ursinus College, 5.4%, 1/1/2006        190,000       191,638
Pennsylvania, State General Obligation, Series First, 6.0%, 1/15/2013           5,500,000     6,183,815
Philadelphia, PA, Hospital & Higher Education Authority, Health System,
    Series A, 5.375%, 1/1/2028                                                  2,645,000     2,805,684
Philadelphia, PA, Industrial Development Authority, Elmira Jefferies
    Memorial Home, Series A, 4.75%, 2/1/2008                                      155,000       157,937
Philadelphia, PA, Industrial Development Authority, Jeanes Physicians'
    Office, Series A, 9.375%, 7/1/2010                                            375,000       375,491
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue,
    Woodstock, 5.45%, 2/1/2023                                                    690,000       708,347
Philadelphia, PA, School District General Obligation:
    Series C, 5.75%, 3/1/2011 (b)                                                 500,000       553,970
    Series C, 5.875%, 3/1/2013 (b)                                              1,000,000     1,113,150
Pittsburgh, PA, School District General Obligation, 5.25%, 9/1/2009 (b)         2,000,000     2,155,520
Scranton and Lackawanna, PA, Hospital & Healthcare Revenue, Health and
    Welfare Authority, Community Medical Center Project, 5.5%, 7/1/2008 (b)     2,725,000     2,896,402
Scranton-Lackawanna Counties, PA, University of Scranton Project, 5.15%,
    11/1/2011 (b)                                                                 250,000       260,670
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015
    (b)                                                                           980,000     1,019,151
                                                                                          --------------
                                                                                             37,911,860

Puerto Rico 0.3%
Puerto Rico, Public Finance Corp., Commonwealth Tax, Series A, 5.75%,
    8/1/2027, Government Development Bank for Puerto Rico (a)                   2,550,000     2,832,234

South Carolina 1.5%
Columbia, SC, Waterworks & Sewer Systems Revenue, ETM, 7.75%, 1/1/2011          3,105,000     3,486,542
South Carolina, Housing Finance & Development Authority, Westbury
    Plantation, Series A, 6.05%, 7/1/2027                                         300,000       300,336
South Carolina, Water & Sewer Revenue, Grand Strand Water and Sewer
    Authority:
    5.375%, 6/1/2015 (b)                                                        3,705,000     4,113,328
    5.375%, 6/1/2016 (b)                                                        3,900,000     4,327,362
                                                                                          --------------
                                                                                             12,227,568

Tennessee 2.9%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, 2.33%
    *, 7/1/2031, Bank of America NA (a)                                         5,300,000     5,300,000
Greeneville, TN, Health & Education Facility Board, Southern Advent
    Hospital, ETM, 8.7%, 10/1/2009                                                225,000       250,346
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital,
    ETM, 5.5%, 7/1/2013 (b)                                                     3,305,000     3,733,758
Memphis and Shelby Counties, TN, Sports, Expo & Entertainment Revenue,
    Sports Authority Memphis Arena Project, Series A, 5.5%, 11/1/2015 (b)       3,545,000     3,996,775
Memphis, TN, Health, Education & Housing Facility Board, Multi-Family
    Housing, Hickory Pointe Apartments Project, Series A, 5.4%, 7/1/2010
    (b)                                                                           465,000       485,823
Nashville & Davidson Counties, TN, Health & Education Facilities Board,
    Home, Inc. Project, Series A, Prerefunded, 9.0%, 10/1/2022                    170,000       195,728
Nashville & Davidson Counties, TN, Health & Education Facilities Board,
    Modal Health, 5.5%, 5/1/2023 (b)                                              550,000       582,824
Nashville & Davidson Counties, TN, Health & Education Facilities Board,
    Open Arms Care Corp., 5.1%, 8/1/2016 (b)                                    1,000,000     1,038,200
Nashville & Davidson Counties, TN, Health & Education Facilities Revenue
    Board, Multi-Family Housing, 5.2%, 2/1/2021                                 1,570,000     1,584,177
Nashville & Davidson Counties, TN, Multi-Family Housing, Welch Bend
    Apartments, Series A, 5.5%, 1/1/2027                                        1,600,000     1,632,016
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%,
    1/1/2013 (b)                                                                3,310,000     3,698,660
Shelby County, TN, Health Educational & Housing Facility Board, Methodist
    Health Systems, 5.2%, 8/1/2013 (b)                                          1,205,000     1,271,504
Shelby County, TN, Public Improvements, General Obligation, Series B,
    5.25%, 11/1/2006                                                               10,000        10,274
                                                                                          --------------
                                                                                             23,780,085

Texas 12.5%
Austin, TX, Electric Revenue, Zero Coupon, 11/15/2009 (b)                       5,775,000     5,011,603
Austin, TX, Water & Sewer Revenue, 5.75%, 5/15/2014 (b)                         2,800,000     3,113,348
Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue,
    American Opportunity Housing, Series A, 5.8%, 1/1/2031 (b)                    200,000       211,568
Brownsville, TX, Electric Revenue, 6.25%, 9/1/2014 (b)                          6,500,000     7,509,645
Bryan, TX, Higher Education Authority, Educational Facilities Revenue,
    Allen Academy Project:
    Series A, ETM, 144A, 6.5%, 12/1/2006                                           70,000        71,490
    Series A, Prerefunded, 144A, 7.3%, 12/1/2016                                1,315,000     1,403,592
Del Rio, TX, General Obligation:
    5.55%, 4/1/2011 (b)                                                            45,000        47,802
    5.65%, 4/1/2013 (b)                                                            95,000       101,149
    5.75%, 4/1/2016 (b)                                                            45,000        48,024
    5.75%, 4/1/2017 (b)                                                           185,000       197,432
    6.5%, 4/1/2010 (b)                                                             95,000       103,142
    7.5%, 4/1/2008 (b)                                                             95,000       104,366
    7.5%, 4/1/2009 (b)                                                            145,000       161,002
Denison, TX, Hospital & Healthcare Revenue, Texoma Medical Center, Inc.
    Project, 6.125%, 8/15/2012                                                  1,000,000     1,035,160
Denison, TX, Hospital Authority, Texoma Medical Center, ETM, 7.125%,
    7/1/2008                                                                       50,000        53,400
Grand Prairie, TX, Metropolitan Utilities, Water & Sewer Revenue, 6.5%,
    4/1/2012 (b)                                                                1,000,000     1,043,190
Harris County, TX, General Obligation, Series A, Zero Coupon, 8/15/2006 (b)     3,915,000     3,810,548
Houston, TX, Sewer Systems Revenue, ETM, 6.375%, 10/1/2008                        230,000       240,511
Houston, TX, Water & Sewer Revenue:
    Series A, 5.5%, 12/1/2015 (b)                                               8,250,000     9,225,067
    Series B, Prerefunded, 5.75%, 12/1/2016 (b)                                 1,000,000     1,148,300
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract,
    Series J, 6.25%, 12/15/2013 (b)                                             2,500,000     2,945,075
Jefferson County, TX, Health Facilities Development Corp., Baptist
    Hospitals, 5.2%, 8/15/2021 (b)                                                375,000       401,419
Lewisville, TX, Combination Contract Revenue, General Obligation, 144A,
    5.625%, 9/1/2017 (b)                                                        3,545,000     3,814,136
North East, TX, School District, General Obligation, 6.0%, 2/1/2015             4,575,000     5,112,151
Northeast, TX, Hospital Authority Revenue, ETM, 8.0%, 7/1/2008                    280,000       303,075
Northern, TX, Health Facilities Development Corp., United Regional Health
    Care Systems Project, 5.0%, 9/1/2014 (b)                                    5,750,000     5,996,330
Northside, TX, Independent School District, General Obligation, 5.0%,
    2/15/2015                                                                   2,160,000     2,362,241
Odessa, TX, Housing Finance Corp., Single Family Mortgage, Series A, 8.45%,
    11/1/2011                                                                     158,687       158,885
Plano, TX, School District, General Obligation, 5.25%, 2/15/2014                4,625,000     5,044,811
Robstown, TX, Electric Light & Power Revenue:
    6.0%, 12/1/2005                                                               100,000       100,688
    6.0%, 12/1/2006                                                               100,000       100,665
Tarrant County, TX, Health Facility, South Central Nursing, Series A, 6.0%,
    1/1/2037 (b)                                                                  135,000       147,088
Tarrant County, TX, Housing Finance Corp., Multi-Family Housing, Summit
    Project, Series A, 5.08%, 9/1/2027                                          1,510,000     1,534,839
Texarkana, TX, Housing Finance Corp., Summerhill, Series A, 144A, 5.55%,
    1/20/2007                                                                      50,000        50,165
Texas, Department Housing & Community Affairs, Single Family Revenue,
    Series E, 6.0%, 9/1/2017 (b)                                                  640,000       663,034
Texas, Electric Revenue, Lower Colorado River Authority, Series A, 5.875%,
    5/15/2014 (b)                                                               2,500,000     2,748,025
Texas, Municipal Power Agency:
    ETM, Zero Coupon, 9/1/2007 (b)                                              8,385,000     7,888,340
    Zero Coupon, 9/1/2014 (b)                                                   1,800,000     1,264,484
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006                  5,000,000     5,072,600
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (b)                              3,710,000     4,131,753
Texas, Water & Sewer Revenue, State Revenue Revolving Funds Project:
    Series A, 5.625%, 7/15/2013                                                 2,290,000     2,519,939
    Series A, 5.75%, 7/15/2013                                                  3,000,000     3,293,250
    Series B, 5.75%, 7/15/2014                                                  3,555,000     3,902,501
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit:
    Series A, 5.75%, 11/15/2007 (b)                                             2,000,000     2,113,580
    Series A, 5.75%, 11/15/2010 (b)                                             1,000,000     1,101,150
    Series A, 6.25%, 11/15/2013 (b)                                             5,000,000     5,645,400
Waxahachie, TX, Independent School District, Prerefunded, ETM, Zero Coupon,
    8/15/2009                                                                     150,000       131,272
Waxahachie, TX, School District General Obligation, Independent School
    District, Zero Coupon, 8/15/2009                                              250,000       218,787
                                                                                          --------------
                                                                                            103,406,022

Utah 1.4%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%,
    7/1/2014 (b)                                                                  800,000       859,936
Provo City, UT, Housing Authority, Multi-Family Housing, Lookout Pointe
    Apartments, 6.0%, 7/20/2008                                                   175,000       178,626
Salt Lake & Sandy, UT, Metropolitan Water District, Water Revenue:
    5.0%, 7/1/2016 (b)                                                          2,020,000     2,220,222
    5.0%, 7/1/2017 (b)                                                          2,455,000     2,688,642
Salt Lake County, UT, Pollution Control Revenue, Service Station Holdings
    Project, Series B, 2.33% *, 8/1/2007                                          500,000       500,000
Utah, Electric Revenue, Intermountain Power Agency, Series B, ETM, 6.25%,
    7/1/2006 (b)                                                                5,060,000     5,203,603
Utah, Housing Finance Agency, Single Family Mortgage, Series F-1, Class I,
    5.5%, 7/1/2016                                                                 65,000        65,347
Utah, Housing Finance Agency, Sub-Single Family Mortgage, Series F-1,
    5.85%, 7/1/2007 (b)                                                            10,000        10,061
                                                                                          --------------
                                                                                             11,726,437

Vermont 0.1%
Vermont, Education & Health Building Finance Authority, Norwich University
    Project:
    5.0%, 7/1/2006                                                                275,000       278,482
    5.0%, 7/1/2007                                                                310,000       317,951
    5.75%, 7/1/2013                                                               525,000       554,185
                                                                                          --------------
                                                                                              1,150,618

Virgin Islands 0.2%
Virgin Islands, Electric Revenue, Water and Power Authority, 5.25%,
    7/1/2009                                                                    2,000,000     2,089,580

Virginia 0.6%
Loudoun County, VA, Industrial Development Authority Revenue, Howard
    Hughes Medical, Series C, 2.4%*, 2/15/2038                                  1,600,000     1,600,000
Newport News, VA, Industrial Development Authority, Mennowood Communities,
    Series A, 7.25%, 8/1/2016                                                     770,000       812,019
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013 (b)             1,885,000     2,145,186
Suffolk, VA, Redevelopment & Housing Authority, Multi-Family Housing
    Revenue, Brooke Ridge LLC, 5.25%, 10/1/2018 (b)                               155,000       162,296
                                                                                          --------------
                                                                                              4,719,501

Washington 2.5%
Douglas County, WA, School District General Obligation, School District
    No.206, Eastmont, 5.75%, 12/1/2013 (b)                                      2,000,000     2,244,600
Grays Harbor County, WA, Public Utility District Number 1, Electric
    Revenue, ETM, 5.375%, 1/1/2006                                                 45,000        45,300
King and Snohomish Counties, WA, County General Obligation, 5.75%,
    12/1/2015 (b)                                                               8,000,000     9,123,920
King County, WA, School District No. 411, Issaquah Refunding, Series A,
    5.25%, 12/1/2016 (b)                                                        3,950,000     4,407,647
Quinault Indian Nation, WA, Entertainment Revenue, Quinault Beach, Series
    A, 5.8%, 12/1/2015 (b)                                                        300,000       319,047
Washington, Electric Revenue, Public Power Supply System, Nuclear Project
    No. 2:
    Series A, 5.8%, 7/1/2007                                                    2,120,000     2,225,830
    Series A, 6.3%, 7/1/2012                                                    1,000,000     1,168,940
Washington, Health Care, Nursing Home Revenue, Grays Harbor Community
    Hospital, 5.85%, 7/1/2012 (b)                                                 825,000       906,634
                                                                                          --------------
                                                                                             20,441,918

West Virginia 0.5%
Beckley, WV, Nursing Facility, Berkley Healthcare Corp. Project:
    5.55%, 9/1/2008, Fleet Bank (a)                                               190,000       195,985
    5.7%, 9/1/2009, Fleet Bank (a)                                                150,000       154,556
Harrison County, WV, Collateralized Mortgage Obligation, Series B, Zero
    Coupon, 10/20/2010 (b)                                                      1,355,836       915,189
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (b)               2,940,000     3,331,667
                                                                                          --------------
                                                                                              4,597,397

Wisconsin 3.0%
Oshkosh, WI, Hospital Facility, Mercy Medical Center, Prerefunded, 7.375%,
    7/1/2009                                                                       50,000        52,246
Shell Lake, WI, Nursing Home Revenue, Terraceview Living, 5.3%, 9/20/2018       1,025,000     1,025,922
Whitewater, WI, Waterworks System Mortgage, Prerefunded, 7.5%, 7/1/2016           185,000       191,767
Wisconsin, General Obligation, 5.25%, 5/1/2015 (b)                              2,175,000     2,435,217
Wisconsin, Health & Educational Facilities, Revenue Authority, 6.0%,
    5/15/2016 (b)                                                               1,000,000     1,044,360
Wisconsin, Health & Educational Facilities, Sister Sorrowful Mothers,
    Series A, 5.3%, 8/15/2009 (b)                                                 890,000       932,640
Wisconsin, Health & Educational Facilities, Viterbo College Inc. Project,
    Series A:
    5.75%, 2/1/2012, U.S. Bank Trust NA (a)                                       390,000       399,185
    6.0%, 2/1/2017, U.S. Bank Trust NA (a)                                        405,000       413,926
Wisconsin, Hospital & Healthcare Revenue, Mercy Health System Corp.:
    6.125%, 8/15/2006 (b)                                                       1,480,000     1,523,793
    6.25%, 8/15/2007 (b)                                                        1,000,000     1,059,790
Wisconsin, Housing & Economic Development Authority, Home Ownership
    Revenue, Series C, 6.25%, 9/1/2017                                            860,000       867,112
Wisconsin, Housing & Economic Development Authority, Housing Revenue, 5.8%,
    11/1/2013 (b)                                                               1,580,000     1,605,075
Wisconsin, State General Obligation:
    Series C, 5.25%, 5/1/2016 (b)                                               7,705,000     8,515,643
    Series D, Prerefunded, 5.75%, 5/1/2015                                      4,000,000     4,510,920
                                                                                          --------------
                                                                                             24,577,596
--------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (Cost $794,514,786)                                         837,268,491

--------------------------------------------------------------------------------------------------------
    Municipal Inverse Floating Rate Notes 0.2%
--------------------------------------------------------------------------------------------------------

New York
New York, State Thruway Authority, Personal Income Tax Revenue, Series 985,
    50.315%, 3/15/2013 (b) (Cost $1,474,812)                                      500,000     1,473,500

                                                                            % of
                                                                            Net Assets         Value ($)
                                                                        --------------------------------
Total Investment Portfolio (Cost $ 795,989,598)                                 101.4       838,741,991
Other Assets and Liabilities, Net                                                (1.4)      (11,864,028)
--------------------------------------------------------------------------------------------------------

Net Assets                                                                      100.0       826,877,963

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2005.

(a)  Security incorporates a letter of credit from a major bank.

(b)  Bond is insured by one of these companies:.

                                                          As a % of Total
Insurance Coverage                                   Investment Portfolio
-------------------------------------------------------------------------
American Capital Access (ACA)                                        1.1
-------------------------------------------------------------------------
Ambac Financial Group                                               13.2
-------------------------------------------------------------------------
Financial Guaranty Insurance Company                                11.6
-------------------------------------------------------------------------
Financial Security Assurance, Inc.                                  13.3
-------------------------------------------------------------------------
MBIA Corp.                                                          17.2
-------------------------------------------------------------------------
RaDain Asset Assurance                                               1.0
-------------------------------------------------------------------------

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. ETM: Bonds bearing the description

ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

    At August 31, 2005, open interest rate swaps were as follows:



  Effective/                                              Cash Flows
  Expiration            Notional      Cash Flows Paid    Received by               Unrealized
     Dates             Amount ($)       by the Fund        the Fund             Appreciation ($)
-----------------------------------------------------------------------------------------------------
   6/30/2006
   6/30/2018        6,200,000+        Fixed -- 4.556%   Floating -- LIBOR           5,957
-----------------------------------------------------------------------------------------------------
Total  unrealized appreciation                                                      5,957
-----------------------------------------------------------------------------------------------------

Counterparty:

+   JPMorgan Chase Bank

LIBOR: Represents the London InterBank Offered Rate.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Intermediate Tax/AMT Free Fund,
                                    a series of Scudder Tax Free Trust


By:                                 /s/Vincent J. Esposito
                                    ------------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Intermediate Tax/AMT Free Fund, a
                                    series of Scudder Tax Free Trust


By:                                 /s/Vincent J. Esposito
                                    ------------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    ------------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005